Variable Interest Entities Customer Loan and Mortgage Securitizations (Details) - USD ($) $ in Millions									1 Months Ended
	Apr. 07, 2015	Feb. 26, 2015	Oct. 03, 2014	Apr. 17, 2014	Mar. 26, 2014	Sep. 25, 2013	Jun. 19, 2013	Feb. 19, 2013	Feb. 28, 2013	Dec. 31, 2015	Dec. 15, 2015	Mar. 09, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Long-term debt, gross										$ 10,101
Spring Castle Credit Funding LLC | Asset-backed securities
Debt Instrument [Line Items]
Weighted Average Yield of Notes			4.68%
Debt instrument, face amount			$ 2,600
Proceeds from issuance of debt, net			2,600
Long-term debt, unpaid balance													$ 1,500
Notes purchased from SAC			363
Debt instrument, retained by co-issuer			$ 62
Noncontrolling interest, ownership percentage			30.00%
Springleaf Acquisition Corporation | SpringCastle 2014-A Notes, Class C
Debt Instrument [Line Items]
Long-term debt, gross												$ 232
Springleaf Acquisition Corporation | SpringCastle 2014-A Notes, Class D
Debt Instrument [Line Items]
Long-term debt, gross												$ 131
Securitization [Member] | Consolidated VIEs | Personal Loans | Springleaf FundingTrust 2013 B
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period				35 months
Securitization [Member] | Consolidated VIEs | Personal Loans | Springleaf Funding Trust 2014 A
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period				23 months
Securitization [Member] | Consolidated VIEs | Personal Loans | Springleaf Funding Trust 2015-A
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period				35 months
Securitization [Member] | Consolidated VIEs | Personal Loans | Springleaf Funding Trust 2015 B
Debt Instrument [Line Items]
Line of Credit Facility, Draw Period				59 months
Asset-backed securities | Consolidated VIEs | Springleaf Funding Trust 2013 A
Debt Instrument [Line Items]
Amount of notes sold under private securitization transaction								$ 568			$ 225
Weighted Average Yield of Notes								2.83%
Proceeds from accounts receivable securitization									$ 568
Amount for interest reserve requirement on notes sold under securitization transaction								$ 7
Principal balance retained								$ 36
Debt instrument, redemption price											189
Amount excluded from the redemption price											$ 37
Asset-backed securities | Consolidated VIEs | Springleaf FundingTrust 2013 B
Debt Instrument [Line Items]
Amount of notes sold under private securitization transaction							$ 256
Weighted Average Yield of Notes							4.11%
Proceeds from accounts receivable securitization							$ 255
Amount for interest reserve requirement on notes sold under securitization transaction							4
Asset-backed securities | Consolidated VIEs | Springleaf FundingTrust 2013 B | Senior Subordinated Notes
Debt Instrument [Line Items]
Principal balance retained							30
Additional debt of senior asset-backed notes							112
Asset-backed securities | Consolidated VIEs | Springleaf FundingTrust 2013 B | Senior debt
Debt Instrument [Line Items]
Principal balance retained							$ 114
Asset-backed securities | Consolidated VIEs | Springleaf Funding Trust 2013 BAC
Debt Instrument [Line Items]
Proceeds from accounts receivable securitization						$ 500
Asset-backed securities | Consolidated VIEs | Personal Loans | Springleaf Funding Trust 2014 A
Debt Instrument [Line Items]
Amount of notes sold under private securitization transaction					$ 559
Weighted Average Yield of Notes					2.62%
Proceeds from accounts receivable securitization					$ 559
Amount for interest reserve requirement on notes sold under securitization transaction					6
Principal balance retained					$ 33
Asset-backed securities | Consolidated VIEs | Personal Loans | Springleaf Funding Trust 2015-A
Debt Instrument [Line Items]
Amount of notes sold under private securitization transaction		$ 1,200
Weighted Average Yield of Notes		3.58%
Proceeds from accounts receivable securitization		$ 1,200
Amount for interest reserve requirement on notes sold under securitization transaction		$ 12
Asset-backed securities | Consolidated VIEs | Personal Loans | Springleaf Funding Trust 2015 B
Debt Instrument [Line Items]
Amount of notes sold under private securitization transaction	$ 314
Weighted Average Yield of Notes	3.84%
Proceeds from accounts receivable securitization	$ 314
Amount for interest reserve requirement on notes sold under securitization transaction	$ 3
Asset-backed securities | Consolidated VIEs | Personal Loans | Springleaf Funding Trust 2013 BAC
Debt Instrument [Line Items]
Amount of notes sold under private securitization transaction						$ 500